Related Party Transactions (Details)			12 Months Ended
	Dec. 15, 2023 USD ($)	Sep. 14, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 27, 2023 USD ($)	Nov. 17, 2023 USD ($)	Jun. 30, 2023	Apr. 30, 2023	Oct. 31, 2022 USD ($)	Feb. 25, 2022 USD ($)	Jan. 29, 2021 USD ($)
Related Party Transaction [Line Items]
Revenue			$ 315,362,000	$ 320,042,000
Due from related parties, non-current			0	2,629,000
Notes Payable to Banks
Related Party Transaction [Line Items]
Principal amount									$ 3,756,000
Interest rate							7.75%	7.75%	6.50%
Unamortized debt issuance costs			4,000	52,000
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount			$ 15,871,000
Interest rate			14.00%
Unamortized debt issuance costs			$ 879,000
Related Party
Related Party Transaction [Line Items]
Accounts payable			0	72,000
Short term accounts receivable			1,911,000	2,996,000
Due from related parties, non-current			0	2,629,000
Short-term notes payable			18,939,000	0
Term notes						$ 1,800,000				$ 5,280,000	$ 11,900,000
Equity interest acquired		50.00%
Non-cash settlement of trade receivables		$ 1,650,000
Equity interest distributed to equity holders	1
Lease expense per month	$ 200,000
Debt transferred	$ 16,004,000
Related Party | Promissory Note | Other Debt Payable
Related Party Transaction [Line Items]
Principal amount					$ 3,947,000
Interest rate					8.00%
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 2,433,000
Related party's ownership interest of a consolidated subsidiary			99.00%
Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 2,404,000
Related party's ownership interest of a consolidated subsidiary			99.00%
Related Party | Related Party Payables
Related Party Transaction [Line Items]
Increase (decrease) in equity			$ 1,047,000	6,188,000
Related Party | Related Party Receivables
Related Party Transaction [Line Items]
Increase (decrease) in equity			(6,114,000)	(12,894,000)
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs			2,027,000	2,185,000
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense			$ 1,646,000	1,235,000
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion				$ 2,572,000
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary				99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion				$ 2,545,000
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary				99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs			3.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			$ 22,279,000	$ 22,468,000
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			$ 80,000	$ 15,000